Subsequent event	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Subsequent event [Text Block]

23. Subsequent event

On March 10, 2021, the Board of Directors approved for granting to directors, officers and employees of the Company a total of 4.5 million stock options, 0.9 million PSUs, 0.8 million DSUs and 0.2 million RSUs.